Events After The Reporting Date	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

13        Events after the reporting date

On March 6, 2020, the Company received written notification from The Nasdaq Stock Market dated March 2, 2020, indicating that because the closing bid price of its common stock for the last 30 consecutive business days was below $1.00 per share, the Company no longer met the minimum bid price continued listing requirement for the Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5450(a)(1). Pursuant to Nasdaq Listing Rules, the applicable grace period to regain compliance was 180 days, or until August 31, 2020, but citing extraordinary market conditions, Nasdaq filed an immediately effective rule change with the Securities and Exchange Commission which, with effect from April 16, 2020, tolled the listing process until July 1, 2020. Consequently, the Company’s compliance period has effectively been extended until November 12, 2020. The Company intends to monitor the closing bid price of its common stock between now and November 12, 2020 and is considering its options, including a potential reverse stock split, in order to regain compliance with the Nasdaq Capital Market minimum bid price requirement. The Company can cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. In the event the Company does not regain compliance within the 180-day grace period, and it meets all other listing standards and requirements it may be eligible for an additional 180-day grace period. The Company intends to cure the deficiency within the prescribed grace period. During this time, the Company’s common stock will continue to be listed and traded on the Nasdaq Capital Market.

On July 21, 2020, the Company issued 83,333,333 of its common shares in a registered direct offering and 83,333,333 of its PP Warrants to purchase common shares in a concurrent private placement for a purchase price of $0.18 per common share and PP Warrant.

On July 27, 2020, the Company issued 25,000 of its Series B preferred shares to Goldenmare Limited in return for $150,000. The $150,000 was settled by reducing, on a dollar for dollar basis, the amount payable as compensation by the Company to Goldenmare Limited pursuant to a consultancy agreement. In addition, the Company increased the maximum voting rights under the Series B preferred shares from 49.0% to 49.99%. The issuance of the Series B preferred shares to Goldenmare Limited was approved by an independent committee of the Board of Directors of the Company, which received a fairness opinion from an independent financial advisor that the transaction was for a fair value.

On July 27, 2020, the Company repaid the total outstanding principal and interest of the Firment Shipping Credit Facility amounting to $863. The Company recognized a gain on this derivative financial instrument amounting to $220, which will be classified under “gain/(loss) on derivative financial instruments” in the income statement component of the consolidated statement of comprehensive loss.

As of September 25, 2020, the Company had 38,870,000 Class A Warrants outstanding to purchase an aggregate of 38,870,000 common shares in connection with the underwritten public offering made on June 22, 2020, and 45,850,000 PP Warrants outstanding to purchase an aggregate of 45,850,000 common shares, in connection with the registered public offering made on June 30, 2020.